COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                        COVA VARIABLE ANNUITY ACCOUNT ONE

                        Supplement dated November 3, 1997
          to Prospectus dated May 1, 1997, as amended September 8, 1997

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Services Life Insurance Company ("Cova Life") and Cova Variable Annuity Account One ("Variable Account One").

Growth and Income Portfolio Substitution
The primary purpose of this supplement is to notify you of a proposal to substitute shares of the Lord Abbett Growth and Income Portfolio of Cova Series Trust ("Cova Trust") for shares of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund") held by Variable Account One to fund certain single purchase payment and flexible purchase payment variable annuity contracts ("Contracts") issued by Cova Life.

Cova Life will file an application with the Securities and Exchange Commission ("Commission") on or about the date of this supplement requesting an order approving the Substitution. Upon obtaining the order from the Commission approving the Substitution, and subject to any prior approval by applicable state insurance authorities, Cova Life and Variable Account One propose to effect the Substitution as soon as is practical.

A Contract owner, prior to the date of Substitution, may transfer his or her Growth and Income Sub-Account Value to any other sub-account of Variable Account One without any limitation or charge being imposed. Moreover, following the Substitution for a period of 30 days, Cova Life will permit transfers from the Lord Abbett Growth and Income Sub-Account to any other sub-account of Variable Account One available under your Contract without any limitation or charge being imposed. After the 30 days, any transfers from the Lord Abbett Growth and Income Sub-Account will be subject to the restrictions described in the Prospectus.

A complete list of all available Portfolios in which Variable Account One invests is set forth in the Prospectus. You may obtain a Prospectus by writing or calling Cova Life at the address or telephone number set forth below.

Cova Life will effect the Substitution by simultaneously placing an order to redeem the shares of the Growth and Income Portfolio and an order to purchase shares of the Lord Abbett Growth and Income Portfolio.

Cova Life will bear the expenses attributable to the Substitution. Cova Life will send affected Owners a notice within five days after the Substitution.

Additional Revisions
The first paragraph on page 9 of the Prospectus and the second paragraph under "Systematic Withdrawal Program" on page 12 of the Prospectus are deleted in their entirety.

                        CUSTOMER SERVICE: (800) 343-8496
            Issued by: Cova Financial Services Life Insurance Company
                     Distributed by: Cova Life Sales Company
                           One Tower Lane, Suite 3000
                      Oakbrook Terrace, Illinois 60181-4644

                                COVA SERIES TRUST
                        Supplement dated November 3, 1997
          to Prospectus dated May 1, 1997, as amended September 8, 1997

The first paragraph under "Public Fund Performance" on page 25 of the Prospectus and the Performance Recap are amended as follows:

The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios are commencing regular investment operations as of the date of this Supplement and are now available for new sales.

CL-2086 (11/97)





                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                        COVA VARIABLE ANNUITY ACCOUNT ONE

                        Supplement dated November 3, 1997
          to Prospectus dated May 1, 1997, as amended September 8, 1997

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Services Life Insurance Company ("Cova Life") and Cova Variable Annuity Account One ("Variable Account One").

Proposed Substitution
The primary purpose of this supplement is to notify you of a proposal to substitute shares of certain Portfolios of Cova Series Trust and of General American Capital Company for shares of certain other Portfolios of Cova Series Trust and for shares of Lord Abbett Series Fund, Inc. as follows:

                            Substitution:
                            -------------

From the                          Into the
------------------------------------------
following Portfolios              following Portfolios
--------------------              --------------------
Cova Series Trust                 Cova Series Trust
Stock Index Portfolio             Large Cap Stock Portfolio
Quality Income Portfolio          Quality Bond Portfolio
High Yield Portfolio              Bond Debenture Portfolio
VKAC Growth and                   Lord Abbett Growth and
  Income Portfolio                  Income Portfolio

Lord Abbett Series                Cova Series Trust
Fund, Inc.
Growth and Income                 Lord Abbett Growth and
  Portfolio                         Income Portfolio

Cova Series Trust                 General American
                                  Capital Company

Money Market Portfolio            Money Market Fund

Cova Life will file an application with the Securities and Exchange Commission ("Commission") on or about the date of this supplement requesting an order approving the Substitution. Upon obtaining the order from the Commission approving the Substitution, and subject to any prior approval by applicable state insurance authorities, Cova Life and Variable Account One propose to effect the Substitution as soon as is practical.

A Contract owner, prior to the date of Substitution, may transfer Sub-Account Values involved in the Substitution to any other sub-account of Variable Account One without any limitation or charge being imposed. Moreover, following the Substitution for a period of 30 days, Cova Life will permit transfers from such sub-accounts to any other sub-account of Variable Account One available under your Contract without any limitation or charge being imposed. After the 30 days, any transfers from such sub-accounts will be subject to the restrictions described in the Prospectus.

A complete list of all available Portfolios in which Variable Account One invests is set forth in the Prospectus. You may obtain a Prospectus by writing or calling Cova Life at the address or telephone number set forth below.

Cova Life will effect the Substitution by simultaneously placing an order to redeem the shares of each Portfolio being substituted from and an order to purchase shares of each Portfolio being substituted into.

Cova Life will bear the expenses attributable to the Substitution. Cova Life will send affected Owners a notice within five days after the Substitution.

As of the date of this Supplement, shares of the Stock Index, Quality Income, High Yield, VKAC Growth and Income and Money Market Portfolios will no longer be offered for sale. However, Contract owners participating in the Dollar Cost Averaging program will be allowed to continue to have monies transferred into these Portfolios until the earlier of the completion of their programs or the Substitution.

Additional Revisions
The second full paragraph on page 9 of the Prospectus and the second paragraph under "Systematic Withdrawal Program" on page 12 of the Prospectus are deleted in their entirety. The "Transfers" provision on page 8 of the Prospectus is modified to read as follows: You can transfer money among the fixed account and the 16 investment portfolios.

                    CUSTOMER SERVICE: (800) 343-8496

                   Issued by: Cova Financial Services
                         Life Insurance Company

                Distributed by: Cova Life Sales Company
                       One Tower Lane, Suite 3000
                 Oakbrook Terrace, Illinois 60181-4644

                           COVA SERIES TRUST
                   Supplement dated November 3, 1997
                    to Prospectus dated May 1, 1997,
                      as amended September 8, 1997

The first paragraph under "Public Fund Performance" on page 41 of the Prospectus and the Performance Recap are amended as follows:

The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios are commencing regular investment operations as of the date of this Supplement and are now available for new sales.

CL-3006 (11/97)





                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                        COVA VARIABLE ANNUITY ACCOUNT ONE

                        Supplement dated November 3, 1997
          to Prospectus dated May 1, 1997, as amended September 8, 1997

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Services Life Insurance Company ("Cova Life") and Cova Variable Annuity Account One ("Variable Account One").

Proposed Substitution
The primary purpose of this supplement is to notify you of a proposal to substitute shares of certain Portfolios of Cova Series Trust and of General American Capital Company for shares of certain other Portfolios of Cova Series Trust and for shares of Lord Abbett Series Fund, Inc. as follows:

                        Substitution:
                        -------------

From the                       Into the
following Portfolios           following Portfolios
--------------------           --------------------

Cova Series Trust              Cova Series Trust
Stock Index Portfolio          Large Cap Stock Portfolio
Quality Income Portfolio       Quality Bond Portfolio

Lord Abbett Series             Cova Series Trust
Fund, Inc.
Growth and Income              Lord Abbett Growth
  Portfolio                      and Income Portfolio

Cova Series Trust              General American
                               Capital Company

Money Market Portfolio         Money Market Fund

Cova Life will file an application with the Securities and Exchange Commission ("Commission") on or about the date of this supplement requesting an order approving the Substitution. Upon obtaining the order from the Commission approving the Substitution, and subject to any prior approval by applicable state insurance authorities, Cova Life and Variable Account One propose to effect the Substitution as soon as is practical.

A Contract owner, prior to the date of Substitution, may transfer Sub-Account Values involved in the Substitution to any other sub-account of Variable Account One without any limitation or charge being imposed. Moreover, following the Substitution for a period of 30 days, Cova Life will permit transfers from such sub-accounts to any other sub-account of Variable Account One available under your Contract without any limitation or charge being imposed. After the 30 days, any transfers from such sub-accounts will be subject to the restrictions described in the Prospectus.

A complete list of all available Portfolios in which Variable Account One invests is set forth in the Prospectus. You may obtain a Prospectus by writing or calling Cova Life at the address or telephone number set forth below.

Cova Life will effect the Substitution by simultaneously placing an order to redeem the shares of each Portfolio being substituted from and an order to purchase shares of each Portfolio being substituted into.

Cova Life will bear the expenses attributable to the Substitution. Cova Life will send affected Owners a notice within five days after the Substitution.

As of the date of this Supplement, shares of the Stock Index, Quality Income and Money Market Portfolios will no longer be offered for sale. However, Contract owners participating in the Dollar Cost Averaging program will be allowed to continue to have monies transferred into these Portfolios until the earlier of the completion of their programs or the Substitution.

Additional Revisions
The second full paragraph on page 9 of the Prospectus and the second paragraph under "Systematic Withdrawal Program" on page 12 of the Prospectus are deleted in their entirety.

                        CUSTOMER SERVICE: (800) 343-8496

                       Issued by: Cova Financial Services
                             Life Insurance Company

                     Distributed by: Cova Life Sales Company
                           One Tower Lane, Suite 3000
                      Oakbrook Terrace, Illinois 60181-4644

                                COVA SERIES TRUST

                        Supplement dated November 3, 1997
                        to Prospectus dated May 1, 1997,
                          as amended September 8, 1997

  The first paragraph under "Public Fund Performance" on page 37 of the Prospectus and the Performance Recap are amended as follows:

  The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios are commencing regular investment operations as of the date of this Supplement and are now available for new sales.

CL-3007  (11/97)